Leases (Tables)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of quantitative information about right-of-use assets [text block]	The carrying amounts of the Group’s right-of-use assets and the movements during the six months ended 30 June 2023 are as follows (in thousands):
2023
Right-of-use assets
Balance at 1 January	47,501
Adjustments for indexed leases	2,780
New or renewed leases	54,846
Cancelled leases	(258)
Depreciation	(3,742)
Translation difference	275
Balance at 30 June	101,402

Disclosure of detailed information about lease liabilities	The Group’s lease liabilities and the movements during the six months ended 30 June 2023 are as follows (in thousands):
Lease liabilities	2023
Balance at 1 January	40,532
Adjustments for indexed leases	2,780
New or renewed leases	53,920
Installment payments	(2,889)
Cancelled leases	(266)
Foreign currency adjustment	(16)
Translation difference	1,338
Balance at 30 June	95,399
Current liabilities	(7,983)
Non-current liabilities	87,416

Disclosure of detailed information about lease cost	The amounts recognized in the unaudited condensed consolidated interim statements of profit or loss and other comprehensive income or loss during the six months ended 30 June 2023 and 2022 in relation to the Group’s lease arrangements are as follows (in thousands):
	30 June
	2023	2022
Total depreciation expense from right-of-use assets	(3,742)	(4,641)
Interest expense on lease liabilities	(1,362)	(3,312)
Foreign currency difference on lease liability	1,338	3,526
Loss of cancelled leases	(8)	-
Total amount recognized in profit and loss	(3,774)	(4,427)

Disclosure of detailed information about maturity analysis for lease liabilities	The maturity analysis of undiscounted lease payments as of 30 June 2023 is as follows (in thousands):
30 June 2023
Less than one year	11,961
One to five years	41,257
Thereafter	69,807
123,025